Revenues (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Percentage of royalty on sales		10.00%
Intellectual properties [member]
Disclosure of performance obligations [line items]
Non-refundable fee for intellectual property	$ 3,300,000,000,000	$ 3,600,000,000,000
Transaction price allocated to unsatisfied contracts from sale of intellectual property		$ 26,741,550	$ 34,258,148
Expected period for revenue to be recognized		3 years
2023
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts		$ 50,000
2024
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts		100,000
2025
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts		150,000
2026
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts		$ 200,000